OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
2022 (remaining six months)	$ 21,977
2023	5,888
2024	0
2025	0
2026	0
Thereafter	0
Total minimum lease receipts	$ 27,865